Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accruals and Other Liabilities
Summary of current and non-current portions of accruals and other liabilities

	As of December 31,
	2020	2021
Accruals and other current liabilities
Salary and welfare payable	20,655	30,597
Professional service fee payables	625	5,558
Advertising and promotion fee payables	2,157	4,172
Cloud infrastructure and IT related services fee payables	1,705	3,110
Payment from depositary bank, current (2)	—	2,611
Tax payables	3,189	1,796
Sales return allowances	—	709
Membership fee to be refunded (1)	2,537	471
Product warranty	391	339
Others	479	1,484
Total accruals and other current liabilities	31,738	50,847
Other non-current liabilities
Payment from depositary bank, non-current (2)	—	8,484
Total accruals and other liabilities	31,738	59,331
(1)	Membership fee to be refunded presents the balances of refundable membership fee collected by the Group from its customers under the 2019 Membership Program (Note 2(r)).
(2)	The Company received reimbursement payment of US$13,053 from a depositary bank in April 2021. The amount was recorded ratably as other non-operating income over a five-year arrangement period. For the year ended December 31, 2021, the Company recorded US$1,958 in other non-operating income in the consolidated statements of comprehensive loss.